Third party reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule of effects of reinsurance	The effects of reinsurance on Sirius Group's written and earned premiums and on losses and LAE were as follows:

(Millions)	2020	2019	2018
Written premiums:
Direct	$510.9	$511.2	$454.5
Assumed	1,239.9	1,391.5	1,366.5
Gross written premiums	1,750.8	1,902.7	1,821.0
Ceded	(246.0)	(400.1)	(463.9)
Net written premiums	$1,504.8	$1,502.6	$1,357.1
Earned premiums:
Direct	$533.5	$481.0	$432.6
Assumed	1,308.7	1,357.7	1,236.2
Gross earned premiums	1,842.2	1,838.7	1,668.8
Ceded	(299.7)	(397.1)	(406.5)
Net earned premiums	$1,542.5	$1,441.6	$1,262.3
Losses and LAE:
Direct	$389.0	$316.3	$260.5
Assumed	1,135.7	1,111.4	819.1
Gross losses and LAE	1,524.7	1,427.7	1,079.6
Ceded	(235.0)	(257.4)	(179.6)
Net losses and LAE	$1,289.7	$1,170.3	$900.0

Schedule of industry loss warranty contracts	The following ILW contracts are currently in force:

Scope	Limit		Trigger		Expiration Date
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $45.0 billion		December 31, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $60.0 billion		May 7, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $40.0 billion		May 31, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $40.0 billion		May 31, 2021
United States excluding North East, all natural perils	$5.0	million	$40.0	billion	July 5, 2021

Schedule of gross, net recoverable amounts and percentage of total recoverables
The following tables provide a listing of Sirius Group's gross and net recoverable amounts by the reinsurer's Standard & Poor's Financial Services LLC ("Standard & Poor's") rating and the percentage of total recoverables as of December 31, 2020 and 2019. With certain reinsurers if Standard & Poor's rating was not available, an A.M. Best rating was used.

	December 31, 2020
Rating(1)	Gross	Collateral	Net	% of Net Total
AAA	$0.3	$—	$0.3	—%
AA	101.0	6.2	94.8	34%
A	187.5	53.2	134.3	49%
BBB or lower	122.2	117.6	4.6	2%
Not rated	96.6	55.3	41.3	15%
Total	$507.6	$232.3	$275.3	100%
(1)Standard & Poor's ratings as detailed above are: "AAA" (Extremely Strong), "AA" (Very strong), "A" (Strong) and "BBB" (Adequate).

	December 31, 2019
Rating(1)	Gross	Collateral	Net	% of Net Total
AAA	$3.4	$—	$3.4	1%
AA	117.2	14.3	102.9	42%
A	301.8	195.6	106.2	43%
BBB or lower	14.9	13.7	1.2	1%
Not rated	46.9	13.4	33.5	13%
Total	$484.2	$237.0	$247.2	100%
(1)Standard & Poor's ratings as detailed above are: "AAA" (Extremely Strong), "AA" (Very strong), "A" (Strong) and "BBB" (Adequate).

Schedule of highest gross recoverable amounts and percentage of total recoverable amount by reinsurer
The following tables provide a listing of the five highest gross recoverable amounts by reinsurer, along with percentage of total recoverable amount, the reinsurer's Standard & Poor's reinsurer rating and the percentage that the recoverable is collateralized as of December 31, 2020 and 2019:

	December 31, 2020
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$98.1	19%	BBB	100%
Swiss Reinsurance Company, Ltd.	35.2	7%	AA-	—%
Berkshire Hathaway, Inc.	30.0	6%	AA+	1%
Alleghany Corp.	26.7	5%	A+	3%
Argo Capital Group Ltd.	26.5	5%	Not Rated	100%
(1)Reflects an A.M. Best rating of "B++" (Good).

	December 31, 2019
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$143.0	30%	A-	98%
Swiss Reinsurance Company Ltd.	44.7	9%	AA-	5%
Berkshire Hathaway, Inc.	34.0	7%	AA+	3%
Argo Capital Group Ltd.	27.0	6%	Not Rated	30%
Lloyd's of London	19.1	4%	A-	89%
(1)Reflects an A.M. Best rating of "A-" (Excellent).